Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule future minimum rental payments

Future minimum rental payments required under the operating leases are as follows for the years ended December 31 (in thousands).

Years	Amount

2016	$808
2017	833
2018	858
2019	884
2020	910
Thereafter	1,095

Total	$5,388